THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 56.2%

	Shares	Value
Australia — 0.0%

Xero *	1,045	$84,614

Austria — 0.2%
ANDRITZ	2,598	137,664

BAWAG Group	2,607	156,151

UNIQA Insurance Group	7,551	69,746

Verbund	5,878	620,934

		984,495

Belgium — 0.2%
Aedifica	1,338	160,843

Barco	3,785	78,180

Befimmo	1,886	70,693

bpost *	4,821	35,528

Cofinimmo *	886	130,713

D’ieteren Group	697	121,541

Fagron	3,013	51,847

KBC Ancora	1,797	86,453

		735,798

Brazil — 0.2%
Localiza Rent a Car	29,800	330,039

Lojas Renner	29,250	155,777

Magazine Luiza	55,000	72,503

Natura & Holding ADR	12,525	108,466

Raia Drogasil	27,000	118,269

Suzano ADR	15,425	172,606

		957,660

Canada — 0.2%
Algonquin Power & Utilities	15,654	223,514

Northland Power	6,652	192,629

Shopify, Cl A *	17	16,409

Toronto-Dominion Bank	5,532	443,073

		875,625

Chile — 0.0%
Enel Americas	744,989	87,671

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

China — 0.2%
Baidu ADR *	2,115	$337,850

Bilibili ADR *	439	15,492

Pinduoduo ADR *	8,491	508,102

Tencent Music Entertainment Group ADR *	55,628	343,781

		1,205,225

Denmark — 0.5%
ALK-Abello *	207	87,255

AP Moller - Maersk, Cl A	39	130,919

Bavarian Nordic *	1,423	41,778

Chemometec	434	44,848

FLSmidth	1,797	60,432

H Lundbeck	2,502	63,650

ISS	4,577	86,215

Jyske Bank	2,459	144,626

Netcompany Group	1,002	73,568

Orsted	3,915	415,558

Royal Unibrew	1,486	170,564

Scandinavian Tobacco Group	3,538	76,357

SimCorp	909	84,512

Vestas Wind Systems	29,478	794,494

		2,274,776

Finland — 0.2%
Cargotec, Cl B	1,445	71,823

Fortum	8,758	237,762

Konecranes, Cl A	2,303	92,157

Metso Outotec	16,057	171,359

Musti Group *	1,403	41,820

QT Group *	434	49,959

TietoEVRY	3,295	97,729

Tokmanni Group	2,808	58,732

Valmet	3,801	144,651

		965,992

France — 0.5%
ALD	5,090	76,092

Altarea SCA	210	37,425

Alten	982	159,760

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
BNP Paribas	1,295	$92,689

CGG *	100,685	83,942

Cie Plastic Omnium	3,450	80,107

Coface	4,578	60,564

Dassault Systemes	3,051	146,567

Elior Group	4,948	29,847

Engie	16,378	250,674

Eutelsat Communications	6,577	81,607

Fnac Darty	862	51,133

ICADE	1,588	114,855

IPSOS	1,450	66,190

JCDecaux	2,850	77,764

Neoen *	1,597	56,751

Nexans	693	62,735

Nexity	1,682	70,408

Rexel	7,638	169,517

Rubis SCA	2,373	76,777

Schneider Electric	989	167,331

SES, Cl A	8,767	67,605

Sopra Steria Group	478	83,892

SPIE	5,293	122,822

Trigano	370	70,145

Valeo	6,011	168,036

Virbac	116	46,521

		2,571,756

Germany — 1.3%
AIXTRON	2,821	58,673

Allianz	85	21,856

Amadeus Fire	300	55,391

Aurubis	1,505	156,525

Bilfinger *	1,570	54,769

CANCOM	1,147	69,519

Cewe Stiftung & KGAA	387	47,559

CompuGroup Medical & KgaA	923	61,266

CTS Eventim & KGaA	1,540	109,052

Dermapharm Holding	540	43,938

Deutsche Post	2,040	122,567

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Deutsche Telekom	744	$14,014

Deutz	5,450	37,227

Duerr	1,899	84,024

E.ON	60,304	830,872

Eckert & Ziegler Strahlen- und Medizintechnik	378	32,787

Encavis	3,745	58,948

Evotec *	2,710	109,092

flatexDEGIRO *	1,587	30,515

Fraport Frankfurt Airport Services Worldwide	1,095	74,435

Freenet	4,989	135,819

Global Fashion Group *	2,461	11,177

Hornbach Holding & KGaA	345	52,619

HUGO BOSS	1,833	115,485

Hypoport *	111	49,009

Infineon Technologies	8,954	369,589

Jenoptik	2,066	75,662

KION Group	1,540	142,362

Kloeckner	4,401	49,558

Krones	667	65,934

Merck KGaA	1,784	390,070

MorphoSys *	1,105	35,363

Nagarro *	279	48,223

Nordex *	3,529	56,510

Pfeiffer Vacuum Technology	309	60,627

ProSiebenSat.1 Media	5,283	82,298

Rheinmetall	1,254	131,040

RWE	6,537	274,758

S&T	1,176	21,620

SAP	3,430	428,938

Shop Apotheke Europe *	376	48,494

Siemens	652	103,411

Siemens Energy *	38,573	863,438

Sixt	665	107,894

Software	1,797	68,989

Stroeer & KGaA	1,238	92,525

TAG Immobilien	3,628	95,572

Varta	430	46,563

		6,096,576

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Greece — 0.1%

JUMBO	36,781	$546,675

Hong Kong — 0.9%
China Construction Bank, Cl H	213,000	163,270

China Merchants Bank, Cl H	1,000	8,396

China Petroleum & Chemical, Cl H	234,000	123,289

China Shenhua Energy, Cl H	81,000	200,237

Chow Tai Fook Jewellery Group	83,800	147,915

Geely Automobile Holdings	264,000	573,509

Haidilao International Holding	6,000	13,059

Industrial & Commercial Bank of China, Cl H	343,000	208,164

JD Health International *	1,700	13,896

JD.com, Cl A *	10	350

Lenovo Group	30,000	32,533

Meituan, Cl B *	47,300	1,385,156

PetroChina, Cl H	114,000	57,064

Shenzhou International Group Holdings	35,800	664,262

WuXi AppTec, Cl H	1,000	14,375

Wuxi Biologics Cayman *	56,500	565,526

Xinyi Solar Holdings	8,000	13,044

Zhou Hei Ya International Holdings	247,000	174,618

		4,358,663

India — 0.9%
Adani Green Energy *	610	15,567

Angel One	23,965	453,969

Avenue Supermarts *	8,254	459,026

Divi’s Laboratories	11,977	650,866

Hindustan Unilever	22,481	688,328

IndiaMart InterMesh	2,375	160,371

Info Edge India	6,900	455,237

Jubilant Foodworks	5,508	251,887

Reliance Industries	21,021	676,475

Tata Consultancy Services	8,806	443,692

		4,255,418

Indonesia — 0.2%
Bank Central Asia	1,510,700	803,663

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Ireland — 0.1%

AIB Group	23,484	$62,094

Bank of Ireland Group *	23,665	161,779

Glanbia	4,926	67,481

Glenveagh Properties *	38,239	52,927

		344,281

Italy — 0.8%

Anima Holding	16,046	81,072

Assicurazioni Generali	3,707	77,964

Banca Generali	2,981	119,968

Banco BPM	33,811	105,320

BPER Banca	36,844	77,900

Brunello Cucinelli	1,524	88,489

De’ Longhi	2,453	84,481

Enel	22,391	171,500

ERG	9,145	267,112

Interpump Group	2,295	141,492

Leonardo	11,975	87,065

Prysmian	30,589	1,029,927

Reply	656	110,065

Salvatore Ferragamo *	2,875	61,515

Sesa	386	69,907

STMicroelectronics	10,104	475,905

Terna - Rete Elettrica Nazionale	53,802	421,837

Tod’s	776	41,877

Unipol Gruppo	19,993	112,109

		3,625,505

Japan — 9.2%

Advantest	9,000	773,053

Asahi Group Holdings	17,000	697,505

Casio Computer	40,000	501,979

Concordia Financial Group	116,800	481,251

Daifuku	3,600	251,066

Dai-ichi Life Holdings	47,400	1,069,048

Daiichi Sankyo	48,200	1,087,819

Daikin Industries	2,800	588,523

Enigmo	19,100	103,258

Fancl	12,500	319,283

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
FANUC	5,300	$1,053,968

Fast Retailing	100	58,826

Fuji Electric	22,000	1,185,164

Fuji Oil Holdings	17,500	353,995

Fujikura	134,900	736,068

Fujitsu	1,000	132,424

Harmonic Drive Systems	2,900	114,757

Hitachi	28,900	1,507,929

Hoya	5,700	742,801

ITOCHU	27,000	868,501

Japan Petroleum Exploration	7,500	179,420

JCR Pharmaceuticals	15,000	263,440

JMDC *	6,200	286,850

KDDI	6,300	201,463

Keyence	5,000	2,571,463

Koito Manufacturing	10,600	532,573

M&A Capital Partners *	13,800	594,599

Meiko Electronics	11,100	385,612

Menicon	17,600	390,503

Minebea	24,500	603,523

MISUMI Group	7,200	234,263

Mitsubishi Electric	30,000	381,594

Mitsubishi Gas Chemical	27,600	532,244

Mitsubishi UFJ Financial Group	278,100	1,678,063

Mitsui Fudosan	36,600	788,551

Morinaga Milk Industry	22,800	1,106,155

NEC	28,400	1,104,951

Nidec	7,700	685,988

Nippon Suisan Kaisha	92,000	432,180

Nippon Telegraph & Telephone	82,200	2,347,631

Nitori Holdings	5,100	733,307

Nittoku	17,600	466,185

NTT Data	25,600	492,416

Pan Pacific International Holdings	22,000	296,326

Raito Kogyo	26,000	424,234

Recruit Holdings	5,300	261,277

Renesas Electronics *	30,700	359,886

Rengo	115,100	859,950

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Santen Pharmaceutical	72,300	$819,758

Seven & i Holdings	27,900	1,361,382

Shin-Etsu Chemical	6,000	1,008,343

SMC	400	223,644

Sony Group	15,100	1,708,040

Sumitomo Dainippon Pharma	3,800	41,493

Sumitomo Electric Industries	50,900	680,386

Sumitomo Mitsui Financial Group	29,700	1,067,236

Suzuki Motor	12,300	526,432

Taiyo Holdings	9,800	289,915

Tokyo Century	8,900	439,948

Tokyu	65,500	875,601

Toyota Motor	135,800	2,673,997

Trend Micro	6,600	349,333

Unicharm	1,400	54,234

Ushio	19,800	309,273

Yaskawa Electric	3,300	139,033

		44,389,913

Mexico — 0.1%
Grupo Bimbo, Ser A	67,500	211,584

Grupo Financiero Banorte, Cl O	46,300	292,865

		504,449

Netherlands — 0.3%
Accell Group	1,068	69,840

Adyen *	7	14,207

Alfen Beheer BV *	585	43,742

Arcadis	2,965	130,123

ASR Nederland	4,540	211,464

BE Semiconductor Industries	1,635	137,504

Corbion	1,886	78,643

Euronext	1,908	183,113

Galapagos *	1,262	85,009

IMCD	1,350	232,666

Koninklijke Ahold Delhaize	4,408	142,621

PostNL	11,009	47,206

Signify	2,841	150,560

TKH Group	1,263	72,960

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Netherlands — continued
Wereldhave	4,252	$65,314

		1,664,972

New Zealand — 0.1%
Meridian Energy	144,264	414,893

Norway — 0.3%
Aker, Cl A	993	84,970

Aker Carbon Capture *	12,253	27,389

Aker Solutions *	20,105	52,578

Crayon Group Holding *	1,667	32,172

Entra	5,389	118,771

Kahoot! *	6,178	24,809

Kongsberg Gruppen	3,122	94,596

Leroy Seafood Group	8,428	70,304

NEL *	37,716	51,847

Nordic Semiconductor *	4,263	126,449

Salmar	2,110	143,650

Scatec	2,908	43,055

SpareBank 1 SR-Bank	6,757	101,130

Storebrand	15,169	162,004

TOMRA Systems	2,761	138,027

		1,271,751

Poland — 0.2%
Dino Polska *	9,886	762,418

Powszechny Zaklad Ubezpieczen	36,214	322,607

		1,085,025

Portugal — 0.2%
Banco Comercial Portugues, Cl R *	339,862	57,873

EDP - Energias de Portugal	41,526	213,203

EDP Renovaveis	31,403	660,881

Jeronimo Martins SGPS	4,969	120,022

		1,051,979

South Africa — 0.1%
Anglo American Platinum	370	45,002

Capitec Bank Holdings	683	89,737

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Africa — continued
FirstRand	75,511	$304,678

		439,417

South Korea — 0.4%
Celltrion	54	6,810

Hanwha Solutions *	24,590	682,219

Kumho Petrochemical *	287	36,108

Samsung Electronics	6,566	408,397

SK Hynix	9,388	981,408

		2,114,942

Spain — 0.8%
Acciona	8,244	1,438,418

Acerinox	19,761	251,991

Almirall	3,434	44,266

Amadeus IT Group, Cl A	1,103	75,722

Banco de Sabadell	132,252	103,296

Bankinter	21,629	127,046

Cia de Distribucion Integral Logista Holdings	3,131	63,449

Endesa	7,608	170,096

Fluidra	2,388	76,017

Iberdrola	27,323	313,424

Inmobiliaria Colonial Socimi	12,586	111,202

Laboratorios Farmaceuticos Rovi	669	49,360

Mapfre	24,220	52,672

Mediaset Espana Comunicacion	5,935	27,753

Merlin Properties Socimi	8,947	101,082

Red Electrica	37,025	746,308

Solaria Energia y Medio Ambiente *	3,086	53,853

Unicaja Banco	38,826	39,872

		3,845,827

Sweden — 0.9%
AddTech, Cl B	7,741	142,162

AFRY	3,618	80,924

Atlas Copco, Cl B	996	50,744

Avanza Bank Holding	3,183	100,263

Axfood	5,287	134,492

Beijer Ref, Cl B	6,439	111,941

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued

Betsson, Cl B	5,950	$33,301

BICO Group, Cl B *	806	16,090

BillerudKorsnas	11,190	177,440

Bure Equity	1,775	60,938

Castellum	11,410	267,581

Cint Group *	3,721	49,355

Dometic Group	7,338	81,196

Dustin Group	3,576	36,560

Electrolux Professional, Cl B *	6,862	47,818

Elekta, Cl B	10,402	106,250

Epiroc, Cl B	5,027	90,678

Fabege	9,876	146,855

Fortnox	11,230	56,946

Getinge, Cl B	5,633	219,559

Hexagon, Cl B	18,216	244,620

Hexpol	12,306	146,111

Holmen, Cl B	5,381	260,463

Indutrade	6,007	148,479

Instalco	7,690	55,845

JM	2,536	95,831

Kindred Group	5,322	61,538

Lifco, Cl B	4,504	104,896

Millicom International Cellular	2,294	61,183

MIPS	633	62,415

Modern Times Group MTG, Cl B	3,109	41,547

Mycronic	1,996	40,710

Nolato, Cl B	6,362	64,916

Nordic Entertainment Group, Cl B	1,874	72,253

Nyfosa	5,089	78,895

Saab, Cl B	2,553	60,432

Sagax, Cl B	3,970	115,250

Sdiptech, Cl B *	703	29,288

Stillfront Group *	8,045	38,897

Thule Group	3,047	146,538

Vitrolife	1,607	65,905

Wallenstam, Cl B	7,550	118,976

Wihlborgs Fastigheter	4,542	93,478

		4,219,559

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — 0.7%

ABB	6,846	$236,816

ams-OSRAM	5,627	94,325

Bachem Holding, Cl B	120	71,318

Basilea Pharmaceutica *	301	14,560

Belimo Holding	255	141,221

Bossard Holding	172	53,827

Bucher Industries	192	88,205

Burckhardt Compression Holding	125	59,181

Cembra Money Bank	1,294	88,952

Comet Holding	194	61,811

DKSH Holding	929	74,367

Flughafen Zurich	536	99,019

Galenica	1,846	130,256

Georg Fischer	152	221,674

Gurit Holding	25	38,811

Helvetia Holding	1,031	129,495

Huber + Suhner	1,064	97,311

Idorsia *	3,412	79,458

Inficon Holding	54	65,734

Landis+Gyr Group	684	45,317

Medmix *	753	32,387

Mobimo Holding	61	19,992

Novartis	1,557	135,059

OC Oerlikon	7,276	70,465

Peach Property Group	646	40,091

PSP Swiss Property	1,582	191,594

Sensirion Holding *	319	39,145

SIG Combibloc Group, Cl C	8,327	193,198

Softwareone Holding	2,564	50,583

Stadler Rail	1,474	70,000

Sulzer	738	70,628

Swissquote Group Holding	309	52,546

Tecan Group	287	139,680

VAT Group	559	228,017

Vontobel Holding	1,061	88,057

Zur Rose Group *	199	48,838

		3,361,938

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — 0.9%

Airtac International Group	15,462	$542,949

Cathay Financial Holding	113,000	260,944

Chailease Holding	84,050	771,138

Delta Electronics	127,000	1,233,551

MediaTek	27,400	1,076,437

Sea ADR *	102	15,332

Silergy	2,950	391,175

Taiwan Semiconductor Manufacturing	11,000	252,852

		4,544,378

Turkey — 0.0%

Aselsan Elektronik Sanayi Ve Ticaret	14,217	23,149

BIM Birlesik Magazalar	23,659	125,148

Eregli Demir ve Celik Fabrikalari	31,324	64,276

Ford Otomotiv Sanayi	905	16,929

		229,502

United Kingdom — 0.3%

Avast	37,359	308,713

AVEVA Group	2,298	90,625

British American Tobacco	1,490	63,769

Experian	12,294	509,778

Ferguson	2,285	358,871

SSE	14,083	300,992

		1,632,748

United States — 35.2%

Communication Services — 1.9%

Activision Blizzard	1,741	137,556

Alphabet, Cl A *	722	1,953,783

Alphabet, Cl C *	509	1,381,411

AT&T	10,955	279,353

Charter Communications, Cl A *	221	131,128

Comcast, Cl A	7,188	359,328

Discovery *	19,266	537,714

Electronic Arts	805	106,791

Fox	4,722	191,760

Interpublic Group of	17,888	635,740

Liberty Broadband, Cl A *	708	103,616

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Communication Services — continued

Match Group *	582	$65,591

Meta Platforms, Cl A *	1,990	623,388

Netflix *	688	293,872

Nexstar Media Group, Cl A	694	114,774

Pinterest, Cl A *	848	25,067

Roku, Cl A *	329	53,973

Sirius XM Holdings	3,795	24,136

Snap, Cl A *	1,860	60,524

T-Mobile US *	977	105,682

Twitter *	2,077	77,908

Verizon Communications	6,093	324,330

ViacomCBS, Cl B	15,017	502,319

Walt Disney *	3,365	481,094

Yandex, Cl A *	13,500	648,810

		9,219,648

Consumer Discretionary — 3.1%

Amazon.com *	681	2,037,191

Aptiv *	966	131,936

AutoNation *	3,980	433,820

Best Buy	5,296	525,787

Booking Holdings *	59	144,912

CarMax *	2,421	269,143

Chipotle Mexican Grill, Cl A *	58	86,164

Deckers Outdoor *	41	13,129

Dollar General	2,235	465,953

DR Horton	1,382	123,302

eBay	5,490	329,784

Etsy *	777	122,051

Ford Motor	6,070	123,221

Gap	32,636	589,733

General Motors *	2,496	131,614

Genuine Parts	1,194	159,077

Hanesbrands	4,623	74,430

Hilton Worldwide Holdings *	958	139,015

Home Depot	2,745	1,007,360

Lennar, Cl A	859	82,559

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued

LKQ	6,320	$346,905

Lowe’s	2,294	544,481

Lululemon Athletica *	317	105,802

Luminar Technologies, Cl A *	9,320	136,445

Marriott International, Cl A *	581	93,611

McDonald’s	1,318	341,955

MercadoLibre *	275	311,317

Newell Brands	14,324	332,460

NIKE, Cl B	1,811	268,155

NVR *	19	101,217

O’Reilly Automotive *	153	99,718

Peloton Interactive, Cl A *	586	16,015

Planet Fitness, Cl A *	6,273	556,039

Pool	2,214	1,054,418

PulteGroup	2,299	121,134

Ross Stores	1,075	105,081

Royal Caribbean Cruises *	195	15,173

Starbucks	1,692	166,357

Target	2,652	584,580

Tesla *	1,131	1,059,430

TJX	4,262	306,736

Tractor Supply	1,427	311,528

Ulta Beauty *	535	194,601

Under Armour, Cl C *	9,871	157,837

VF	10,001	652,165

Whirlpool	586	123,171

Yum! Brands	1,099	137,562

		15,234,074

Consumer Staples — 0.1%

Costco Wholesale	33	16,669

Estee Lauder, Cl A	53	16,525

Procter & Gamble	1,944	311,915

		345,109

Energy — 0.4%

Chevron	2,126	279,208

ConocoPhillips	1,052	93,228

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued

EOG Resources	1,280	$142,695

Exxon Mobil	3,298	250,516

Marathon Petroleum	1,809	129,796

Phillips 66	856	72,580

Pioneer Natural Resources	2,611	571,522

Schlumberger	6,102	238,405

Valero Energy	930	77,162

Williams	1,877	56,197

		1,911,309

Financials — 10.2%

Aflac	5,300	332,946

Ally Financial	1,472	70,244

American Express	1,974	354,965

Ameriprise Financial	657	199,932

Assurant	763	116,365

Bank of America	161,186	7,437,122

Bank of New York Mellon	17,069	1,011,509

Capital One Financial	109	15,994

Citigroup	42,794	2,786,745

Citizens Financial Group	11,516	592,728

Comerica	6,696	621,255

Credit Acceptance *	499	269,240

Discover Financial Services	1,961	226,986

Evercore, Cl A	1,181	147,412

Everest Re Group	757	214,534

Fifth Third Bancorp	14,549	649,322

First Republic Bank	4,253	738,278

Goldman Sachs Group	7,238	2,567,174

Huntington Bancshares	43,096	649,026

JPMorgan Chase	63,948	9,502,673

KeyCorp	20,242	507,264

Lincoln National	4,850	339,403

M&T Bank	3,436	581,990

MarketAxess Holdings	1,386	477,449

Moody’s	638	218,834

Morgan Stanley	29,847	3,060,511

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
MSCI, Cl A	1,563	$837,956

Northern Trust	4,326	504,585

People’s United Financial	9,186	178,025

PNC Financial Services Group	9,568	1,970,912

Raymond James Financial	1,440	152,453

Regions Financial	35,858	822,582

S&P Global	1,645	683,037

State Street	7,364	695,898

SVB Financial Group *	1,057	617,182

Synchrony Financial	4,010	170,786

T Rowe Price Group	1,681	259,597

Truist Financial	31,386	1,971,669

US Bancorp	29,695	1,727,952

Wells Fargo	85,724	4,611,951

Zions Bancorp	7,515	509,667

		49,404,153

Health Care — 0.2%
Align Technology *	34	16,829

Amgen	34	7,723

Boston Scientific *	369	15,830

Chemed	298	139,735

Dexcom *	39	16,789

Exact Sciences *	214	16,341

Hologic *	2,355	165,415

Intuitive Surgical *	58	16,482

Johnson & Johnson	1,764	303,919

Medtronic	150	15,524

Moderna *	99	16,764

Pfizer	301	15,860

Quidel *	712	73,592

Veeva Systems, Cl A *	780	184,501

Waters *	443	141,813

		1,147,117

Industrials — 3.6%
3M	3,735	620,085

A O Smith	7,732	590,879

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
AerCap Holdings *	6,765	$426,195

Air Lease, Cl A	4,425	176,159

Allegion	2,447	300,320

AMETEK	613	83,840

Boeing *	711	142,371

Booz Allen Hamilton Holding, Cl A	3,232	247,991

Carrier Global	4,194	199,970

Caterpillar	882	177,776

CH Robinson Worldwide	9,349	978,373

Cintas	539	211,035

CoStar Group *	1,084	76,053

CSX	4,001	136,914

Cummins	2,197	485,274

Deere	465	175,026

Delta Air Lines *	419	16,630

Eaton	761	120,565

Emerson Electric	2,511	230,886

Equifax	1,370	328,471

Expeditors International of Washington	10,044	1,149,837

Fastenal	7,472	423,513

FedEx	481	118,259

Fortive	3,039	214,371

Fortune Brands Home & Security	1,077	101,421

Generac Holdings *	520	146,838

General Dynamics	750	159,075

General Electric	1,638	154,758

Honeywell International	1,837	375,630

Howmet Aerospace	3,790	117,831

IHS Markit	1,026	119,827

Illinois Tool Works	4,040	945,037

Johnson Controls International	1,804	131,097

L3Harris Technologies	511	106,947

Lockheed Martin	1,038	403,917

Norfolk Southern	416	113,148

Northrop Grumman	1,078	398,752

Otis Worldwide	1,178	100,637

Owens Corning	812	72,024

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
PACCAR	4,728	$439,657

Parker-Hannifin	234	72,542

Quanta Services	11,623	1,193,915

Raytheon Technologies	1,592	143,583

Robert Half International	3,330	377,156

Rockwell Automation	1,195	345,618

Roper Technologies	753	329,181

Snap-on	909	189,299

Southwest Airlines *	365	16,337

Stanley Black & Decker	458	79,990

Sunrun *	19,883	515,566

Toro	3,671	354,545

Trane Technologies	3,294	570,191

TransDigm Group *	504	310,560

TransUnion	4,667	481,261

Uber Technologies *	1,369	51,201

Union Pacific	622	152,110

United Parcel Service, Cl B	2,148	434,347

Verisk Analytics, Cl A	657	128,857

Waste Management	355	53,406

Westinghouse Air Brake Technologies	994	88,367

		17,405,421

Information Technology — 13.1%
Accenture, Cl A	841	297,361

Adobe *	2,519	1,345,902

Advanced Micro Devices *	4,863	555,598

Akamai Technologies *	1,361	155,903

Alteryx, Cl A *	4,204	239,922

Amphenol, Cl A	2,693	214,336

Analog Devices	967	158,559

ANSYS *	5,666	1,926,497

Appian, Cl A *	1,053	59,358

Apple	26,434	4,620,134

Applied Materials	4,129	570,545

Arista Networks *	2,978	370,195

Arrow Electronics *	3,047	377,828

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Atlassian, Cl A *	284	$92,113

Autodesk *	2,151	537,298

Automatic Data Processing	6,356	1,310,416

Azenta	2,122	178,969

Bill.com Holdings *	622	117,067

Block, Cl A *	922	112,751

Broadcom	1,837	1,076,262

Cadence Design Systems *	2,609	396,933

CDK Global	394	16,930

CDW	3,063	579,060

Ceridian HCM Holding *	475	36,014

Check Point Software Technologies *	2,264	273,967

Cisco Systems	34,935	1,944,831

Citrix Systems	1,890	192,667

Cognex	4,990	331,635

Cognizant Technology Solutions, Cl A	3,787	323,485

Corning	1,855	77,984

Coupa Software *	828	111,176

Crowdstrike Holdings, Cl A *	96	17,341

Datadog, Cl A *	2,970	433,947

Dell Technologies, Cl C	7,578	430,506

DocuSign, Cl A *	1,824	229,404

Dropbox, Cl A *	7,111	175,997

Elastic *	484	45,133

Enphase Energy *	7,332	1,029,926

EPAM Systems *	279	132,843

F5 *	1,140	236,687

Fidelity National Information Services	4,759	570,699

First Solar *	13,169	1,032,186

Fiserv *	1,028	108,660

Five9 *	1,051	132,111

Fortinet *	1,487	441,996

Gartner *	900	264,501

Global Payments	506	75,839

GoDaddy, Cl A *	1,049	79,420

Guidewire Software *	690	69,580

Hewlett Packard Enterprise	26,198	427,813

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued

HP	25,645	$941,941

HubSpot *	446	218,005

Intel	7,433	362,879

International Business Machines	5,098	680,940

Intuit	1,709	948,888

IPG Photonics *	1,237	191,079

Jack Henry & Associates	753	126,361

Juniper Networks	5,924	206,274

Keysight Technologies *	560	94,539

KLA	270	105,103

Kyndryl Holdings *	983	16,593

Lam Research	2,337	1,378,643

Marvell Technology	2,717	193,994

Mastercard, Cl A	4,105	1,586,090

Microchip Technology	3,732	289,155

Micron Technology	1,356	111,558

Microsoft	27,032	8,406,411

MongoDB, Cl A *	353	143,004

Motorola Solutions	631	146,354

National Instruments	2,477	102,102

nCino *	3,836	175,804

NortonLifeLock	22,357	581,506

Nutanix, Cl A *	26,408	721,995

NVIDIA	5,615	1,374,889

NXP Semiconductors	3,326	683,293

Okta, Cl A *	1,247	246,769

ON Semiconductor *	3,742	220,778

Oracle	13,353	1,083,729

Palo Alto Networks *	1,195	618,293

Paychex	2,266	266,844

Paycom Software *	1,136	380,901

Paylocity Holding *	2,960	603,781

PayPal Holdings *	3,786	650,965

PTC *	1,639	190,550

Qorvo *	460	63,149

QUALCOMM	3,181	559,093

RingCentral, Cl A *	763	134,662

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued

salesforce.com *	3,139	$730,226

Seagate Technology Holdings	6,810	729,691

ServiceNow *	1,482	868,126

Shopify, Cl A *	434	418,480

Skyworks Solutions	2,763	404,835

Snowflake, Cl A *	1,365	376,603

Splunk *	1,380	171,010

Synopsys *	3,240	1,006,020

TE Connectivity	3,816	545,726

Teradata *	3,021	121,867

Teradyne	2,141	251,418

Texas Instruments	5,024	901,758

Trade Desk, Cl A *	5,526	384,278

Trimble *	4,787	345,430

Twilio, Cl A *	1,073	221,167

Tyler Technologies *	610	289,018

Unity Software *	2,833	297,890

ViaSat *	341	15,011

Visa, Cl A	7,025	1,588,844

VMware, Cl A	4,478	575,333

Western Digital *	6,435	332,947

Western Union	28,527	539,446

WEX *	3,200	515,136

Workday, Cl A *	1,848	467,562

Xilinx	1,274	246,583

Zebra Technologies, Cl A *	1,950	992,784

Zendesk *	988	97,328

Zoom Video Communications, Cl A *	1,597	246,385

Zscaler *	1,216	312,646

		63,336,747

Materials — 0.7%

Air Products and Chemicals	79	22,288

Celanese, Cl A	717	111,644

Corteva	1,592	76,543

Dow	3,642	217,537

DuPont de Nemours	1,507	115,436

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Materials — continued

Eagle Materials	729	$106,325

Ecolab	574	108,744

Freeport-McMoRan	1,967	73,212

International Flavors & Fragrances	713	94,059

Linde	480	152,966

LyondellBasell Industries, Cl A	751	72,644

Mosaic	10,682	426,746

Newmont	3,487	213,300

Nucor	877	88,928

PPG Industries	722	112,777

Royal Gold	8,333	846,216

Sherwin-Williams	1,026	293,959

United States Steel	8,060	167,003

		3,300,327

Real Estate — 1.3%

Alexandria Real Estate Equities	364	70,922

American Tower	1,954	491,431

CBRE Group, Cl A *	2,544	257,809

Crown Castle International	1,084	197,841

Digital Realty Trust	312	46,560

Equinix	1,750	1,268,575

Equity Residential ‡	1,587	140,814

Kilroy Realty	14,940	956,160

Orion Office ‡ *	415	6,906

Prologis	1,589	249,187

Realty Income	6,183	429,162

SBA Communications, Cl A	1,553	505,408

Simon Property Group	1,122	165,158

VICI Properties	2,998	85,803

Welltower	7,368	638,290

Weyerhaeuser	13,307	538,002

Zillow Group, Cl C *	1,603	80,919

		6,128,947

Utilities — 0.6%

Atlantica Sustainable Infrastructure	21,742	709,441

Avangrid	14,009	654,501

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Utilities — continued

Brookfield Renewable, Cl A	16,020	$548,204

Clearway Energy, Cl C	15,540	523,387

IDACORP	2,323	256,041

NextEra Energy	3,464	270,608

		2,962,182

		170,395,034

TOTAL COMMON STOCK (Cost $254,211,845)		271,940,720

CORPORATE OBLIGATIONS — 18.6%

	Face Amount	Value

Communication Services — 0.2%
Mauritius Investments 6.500%, 10/13/2026	$200,000	219,844
Millicom International Cellular
Callable 03/25/2024 @ $103
6.250%, 03/25/2029	20,000	21,000
Network i2i
Callable 03/03/2026 @ $100
3.975%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 3.390%, (A)	200,000	196,500
Singapore Telecommunications 7.375%, 12/01/2031	200,000	284,499
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100
5.800%, 04/11/2028	200,000	192,052

		913,895

Consumer Discretionary — 0.3%
DP World MTN
Callable 03/30/2049 @ $100
4.700%, 09/30/2049	200,000	205,552
eHi Car Services
Callable 09/21/2024 @ $104
7.000%, 09/21/2026	200,000	169,660
Falabella
Callable 07/30/2027 @ $100
3.750%, 10/30/2027	200,000	205,002
Golden Eagle Retail Group 4.625%, 05/21/2023	200,000	200,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Consumer Discretionary — continued
Home Depot
Callable 05/01/2022 @ $100
2.625%, 06/01/2022	$238,000	$239,330
Iochpe-Maxion Austria GmbH
Callable 05/07/2024 @ $103
5.000%, 05/07/2028	200,000	189,500
Kia 3.250%, 04/21/2026	200,000	207,204
LS Finance 2025 4.500%, 06/26/2025	200,000	188,680
Marubeni
Callable 08/17/2026 @ $100
1.577%, 09/17/2026	400,000	385,854

		1,990,782

Consumer Staples — 0.2%
BRF
Callable 10/24/2029 @ $100
4.875%, 01/24/2030	200,000	196,500
Cencosud
Callable 04/17/2027 @ $100
4.375%, 07/17/2027	200,000	210,502
Clorox
Callable 06/15/2022 @ $100
3.050%, 09/15/2022	288,000	290,552
Cydsa
Callable 10/04/2022 @ $103
6.250%, 10/04/2027	200,000	201,002
General Mills
Callable 09/12/2022 @ $100
2.600%, 10/12/2022	88,000	88,931
Minerva Luxembourg
Callable 03/18/2026 @ $102
4.375%, 03/18/2031	200,000	185,750

		1,173,237

Energy — 0.9%
Aydem Yenilenebilir Enerji
Callable 02/02/2024 @ $104
7.750%, 02/02/2027	200,000	168,400
Canacol Energy
Callable 11/24/2024 @ $103
5.750%, 11/24/2028	200,000	195,004
Ecopetrol 5.875%, 05/28/2045	250,000	220,412

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — continued
Ecopetrol
Callable 03/26/2026 @ $100 5.375%, 06/26/2026	$150,000	$155,100
Galaxy Pipeline Assets Bidco 2.625%, 03/31/2036	200,000	188,254
Global Sukuk
Callable 05/17/2024 @ $100 0.946%, 06/17/2024	200,000	195,080
Indika Energy Capital III Pte
Callable 03/07/2022 @ $103 5.875%, 11/09/2024	200,000	197,600
Korea National Oil 3.250%, 10/01/2025	200,000	208,350
Kosmos Energy
Callable 04/04/2022 @ $104 7.125%, 04/04/2026	200,000	195,000
Lukoil Securities BV 3.875%, 05/06/2030	400,000	377,000
Medco Oak Tree Pte
Callable 05/14/2023 @ $106 7.375%, 05/14/2026	200,000	202,000
Oil India 5.125%, 02/04/2029	200,000	218,180
ONGC Videsh 4.625%, 07/15/2024	200,000	210,466
Pertamina Persero MTN 6.450%, 05/30/2044	400,000	485,697
Petroleos Mexicanos 6.625%, 06/15/2035	200,000	186,502
Petronas Capital MTN
Callable 10/21/2049 @ $100 4.550%, 04/21/2050	200,000	236,761
Callable 10/28/2060 @ $100 3.404%, 04/28/2061	200,000	193,997
Reliance Industries 2.875%, 01/12/2032	250,000	242,396
ReNew Power Synthetic
Callable 03/07/2022 @ $105 6.670%, 03/12/2024	200,000	205,250
SEPLAT Energy
Callable 04/01/2023 @ $104 7.750%, 04/01/2026	200,000	199,500

		4,480,949

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — 11.1%
American Express
Callable 07/03/2023 @ $100 3.700%, 08/03/2023	$594,000	$613,632
Asahi Mutual Life Insurance
Callable 09/05/2023 @ $100 6.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.588%, (A)	400,000	421,400
Asian Development Bank MTN 1.875%, 08/10/2022	620,000	623,667
1.050%, VAR SOFR INDX + 1.000%, 08/27/2026	606,000	628,599
0.250%, 07/14/2023	631,000	623,746
Australia & New Zealand Banking Group NY MTN
2.050%, 11/21/2022	7,944,000	8,020,966
Azure Orbit IV International Finance MTN 4.000%, 01/25/2028	200,000	209,561
3.750%, 01/25/2023	200,000	203,114
Banco de Credito del Peru MTN
Callable 07/01/2025 @ $100 3.125%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 3.000%, 07/01/2030	200,000	195,900
Banco de Credito e Inversiones 3.500%, 10/12/2027	200,000	211,040
Banco Mercantil del Norte
Callable 07/06/2022 @ $100 6.875%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 5.035%, (A)	200,000	201,502
Bangkok Bank
Callable 09/23/2025 @ $100 5.000%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 4.729%, (A)	200,000	204,000
Callable 09/23/2031 @ $100 3.466%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 2.150%, 09/23/2036	400,000	388,397
Bank of Montreal MTN 0.400%, 09/15/2023	2,998,000	2,950,597
0.320%, VAR SOFR INDX + 0.270%, 04/14/2023	4,396,000	4,393,187
Bank of New York Mellon MTN
Callable 11/07/2023 @ $100 0.350%, 12/07/2023	518,000	509,469
Beijing State-Owned Assets Management Hong Kong 4.125%, 05/26/2025	200,000	208,240

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Financials — continued
BOC Aviation MTN
Callable 03/29/2025 @ $100 3.250%, 04/29/2025	$200,000	$205,235
Callable 06/11/2029 @ $100 3.000%, 09/11/2029	200,000	198,768
Canadian Imperial Bank of Commerce 0.850%, VAR U.S. SOFR + 0.800%, 03/17/2023	3,997,000	4,020,372
0.450%, 06/22/2023	4,996,000	4,935,847
CDBL Funding 1 MTN 3.500%, 10/24/2027	400,000	409,091
CDBL Funding 2 MTN 2.000%, 03/04/2026	400,000	389,634
CIMB Bank MTN 2.125%, 07/20/2027	490,000	484,377
CMT Pte MTN 3.609%, 04/04/2029	400,000	424,324
Development Bank of the Philippines 2.375%, 03/11/2031	400,000	375,603
European Investment Bank 2.250%, 08/15/2022	618,000	623,846
1.375%, 05/15/2023	1,193,000	1,199,227
0.340%, VAR U.S. SOFR + 0.290%, 06/10/2022	492,000	492,399
0.250%, 09/15/2023	632,000	623,308
Grupo Aval
Callable 11/04/2029 @ $100 4.375%, 02/04/2030	200,000	189,185
Hanwha Life Insurance
Callable 02/04/2027 @ $100 3.379%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 1.850%, 02/04/2032	230,000	230,941
Huarong Finance II MTN 5.500%, 01/16/2025	200,000	206,980
JIC Zhixin 2.125%, 08/27/2030	200,000	189,610
1.500%, 08/27/2025	200,000	193,928
KB Kookmin Card 1.500%, 05/13/2026	400,000	386,904
Kreditanstalt fuer Wiederaufbau 1.750%, 08/22/2022	621,000	625,117
0.250%, 04/25/2023	630,000	624,620
Mirae Asset Securities 2.625%, 07/30/2025	400,000	401,657
Mizuho Financial Group
Callable 09/13/2029 @ $100 2.869%, VAR U.S. SOFR + 1.572%, 09/13/2030	400,000	400,779

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Financials — continued
Morgan Stanley MTN
Callable 10/24/2022 @ $100 1.659%, VAR ICE LIBOR USD 3 Month + 1.400%, 10/24/2023	$621,000	$626,098
Morgan Stanley MTN 3.750%, 02/25/2023	601,000	618,790
3.125%, 01/23/2023	606,000	617,561
2.750%, 05/19/2022	682,000	686,677
NongHyup Bank MTN 1.250%, 07/20/2025	200,000	195,059
Power Finance MTN 3.950%, 04/23/2030	400,000	402,536
QNB Finance MTN 1.375%, 01/26/2026	200,000	191,816
REC MTN 2.250%, 09/01/2026	400,000	383,409
Shinhan Financial Group
Callable 05/12/2026 @ $100 2.875%, VAR US Treas Yield Curve Rate T Note
Const Mat 5 Yr + 2.064%, (A)	200,000	196,246
State Street 3.700%, 11/20/2023	582,000	605,984
Sun Hung Kai Properties Capital Market MTN 3.750%, 02/25/2029	200,000	214,035
Toronto-Dominion Bank MTN 0.450%, 09/11/2023	3,157,000	3,113,814
0.290%, VAR U.S. SOFR + 0.240%, 01/06/2023	6,026,000	6,026,534
United Overseas Bank MTN
Callable 10/19/2023 @ $100 3.875%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.794%, (A)	400,000	408,500
Woori Card 1.750%, 03/23/2026	400,000	389,147

		53,114,975

Health Care — 0.2%
Auna SAA
Callable 11/20/2023 @ $103 6.500%, 11/20/2025	200,000	200,940
Gilead Sciences
Callable 07/01/2022 @ $100 3.250%, 09/01/2022	616,000	622,571

		823,511

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Industrials — 0.4%
Airport Authority
Callable 03/08/2028 @ $100 2.400% (A)(B)	$400,000	$386,400
Cemex
Callable 11/19/2024 @ $103 5.450%, 11/19/2029	200,000	207,400
China Minmetals
Callable 11/13/2022 @ $100 3.750% (A)(B)	400,000	406,293
CMB International Leasing Management MTN 3.000%, 07/03/2024	200,000	203,090
2.750%, 08/12/2030	200,000	190,832
Hutama Karya Persero MTN
Callable 02/11/2030 @ $100 3.750%, 05/11/2030	400,000	413,103
West China Cement
Callable 07/08/2024 @ $102 4.950%, 07/08/2026	200,000	184,448

		1,991,566

Information Technology — 0.5%
B2W Digital Lux Sarl
Callable 09/20/2030 @ $100 4.375%, 12/20/2030	200,000	176,500
International Business Machines 2.850%, 05/13/2022	130,000	130,845
1.875%, 08/01/2022	1,672,000	1,681,793
Microsoft
Callable 02/01/2023 @ $100 2.375%, 05/01/2023	265,000	268,132
NAVER 1.500%, 03/29/2026	400,000	387,088

		2,644,358

Materials — 0.5%
Alpek
Callable 11/25/2030 @ $100 3.250%, 02/25/2031	200,000	192,600
Braskem Idesa SAPI
Callable 11/15/2024 @ $104 7.450%, 11/15/2029	200,000	205,176
Braskem Netherlands Finance BV 4.500%, 01/31/2030	200,000	203,174
Chinalco Capital Holdings
Callable 09/11/2024 @ $100 4.100% (A)(B)	400,000	413,652

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — continued
Endeavour Mining Callable 10/14/2023 @ $103 5.000%, 10/14/2026	$200,000	$194,000
Inversiones CMPC 4.375%, 04/04/2027	200,000	212,752
JSW Steel 5.375%, 04/04/2025	200,000	204,760
Minmetals Bounteous Finance BVI Callable 09/03/2024 @ $100 3.375% (A)(B)	200,000	204,160

		1,830,274

Real Estate — 3.7%
Arabian Centres Sukuk II 5.625%, 10/07/2026	200,000	193,420
China SCE Group Holdings Callable 03/07/2022 @ $104 7.250%, 04/19/2023	1,829,000	1,464,114
CIFI Holdings Group
Callable 03/28/2022 @ $103 6.550%, 03/28/2024	2,384,000	2,193,280
Callable 03/07/2022 @ $101 5.500%, 01/23/2023	800,000	770,000
Country Garden Holdings Callable 03/07/2022 @ $104 8.000%, 01/27/2024	699,000	640,284
Callable 03/07/2022 @ $101 4.750%, 07/25/2022	436,000	421,263
Callable 03/07/2022 @ $101 4.750%, 01/17/2023	2,134,000	2,011,295
Goodman HK Finance MTN Callable 04/22/2030 @ $100 3.000%, 07/22/2030	500,000	500,545
Hongkong Land Finance Cayman Islands MTN Callable 04/15/2031 @ $100 2.250%, 07/15/2031	500,000	476,441
Hopson Development Holdings Callable 11/28/2023 @ $100 6.800%, 12/28/2023	1,220,000	1,013,237
Hysan MTN 2.820%, 09/04/2029	500,000	503,355
KWG Group Holdings Callable 08/14/2024 @ $103 6.000%, 08/14/2026	200,000	107,600
Longfor Group Holdings 3.950%, 09/16/2029	400,000	388,146
3.875%, 07/13/2022	1,458,000	1,466,879

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Real Estate — continued
Powerlong Real Estate Holdings Callable 03/07/2022 @ $104 7.125%, 11/08/2022	$200,000	$170,000
RKPF Overseas 2019 A Callable 02/18/2022 @ $102 7.875%, 02/01/2023	2,005,000	1,914,775
Callable 09/30/2022 @ $103 6.700%, 09/30/2024	400,000	357,000
Sun Hung Kai Properties Capital Market MTN 2.875%, 01/21/2030	200,000	202,652
Sunac China Holdings Callable 01/26/2024 @ $103 6.500%, 01/26/2026	200,000	115,000
Trust Fibra Uno Callable 10/30/2029 @ $100 4.869%, 01/15/2030	200,000	206,250
Vanke Real Estate Hong Kong MTN 3.975%, 11/09/2027	250,000	250,908
Yanlord Land HK Callable 02/27/2022 @ $103 6.800%, 02/27/2024	704,000	688,195
Callable 03/07/2022 @ $103 6.750%, 04/23/2023	1,540,000	1,524,600
Yuzhou Properties Callable 02/26/2023 @ $102 8.500%, 02/26/2024	200,000	43,300

		17,622,539

Utilities — 0.6%
China Huadian Overseas Development Management Callable 05/29/2024 @ $100 4.000% (A)(B)	400,000	414,529
China Huaneng Group Hong Kong Treasury Management Holding Callable 12/09/2023 @ $100 2.850% (A)(B)	500,000	505,450
Cometa Energia Callable 01/24/2035 @ $100 6.375%, 04/24/2035	179,800	196,432
Energuate Trust Callable 05/03/2022 @ $103 5.875%, 05/03/2027	200,000	203,502
Fenix Power Peru Callable 06/20/2027 @ $100 4.317%, 09/20/2027	165,294	167,569

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Utilities — continued
Inkia Energy Callable 11/09/2022 @ $103 5.875%, 11/09/2027	$200,000	$200,988
Korea Electric Power MTN 2.500%, 06/24/2024	200,000	204,350
LLPL Capital Pte 6.875%, 02/04/2039	200,000	219,406
Minejesa Capital BV 5.625%, 08/10/2037	200,000	198,120
Mong Duong Finance Holdings BV Callable 05/07/2023 @ $103 5.125%, 05/07/2029	250,000	230,300
OmGrid Funding 5.196%, 05/16/2027	200,000	203,224
Promigas ESP Callable 07/16/2029 @ $100 3.750%, 10/16/2029	200,000	192,320
SPIC 2018 USD Senior Perpetual Bond Callable 05/21/2022 @ $100 5.800% (A)(B)	400,000	405,404
Termocandelaria Power Callable 01/30/2023 @ $104 7.875%, 01/30/2029	170,000	170,214

		3,511,808

TOTAL CORPORATE OBLIGATIONS (Cost $91,856,108)		90,097,894

ASSET-BACKED SECURITIES — 6.2%
Ares LXI CLO, Ser 2021-61A, Cl B Callable 10/20/2023 @ $100 1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	900,000	898,906
Bain Capital Credit CLO, Ser 2021-4A, Cl B Callable 10/20/2023 @ $100 1.776%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	650,000	648,904
Bain Capital Credit CLO, Ser 2021-5A, Cl B Callable 10/23/2023 @ $100 1.820%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/23/2034	1,860,000	1,859,029
Benefit Street Partners CLO XX, Ser 2021-20A, Cl BR Callable 01/15/2023 @ $100 1.941%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/15/2034	1,500,000	1,500,429

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

Canyon CLO, Ser 2021-2A, Cl BR Callable 10/15/2023 @ $100 1.941%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	$650,000	$649,673
Canyon CLO, Ser 2021-4A, Cl B Callable 10/15/2023 @ $100 1.837%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	800,000	799,582
Cedar Funding VIII CLO, Ser 2021-8A, Cl BR Callable 10/17/2023 @ $100 1.891%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/17/2034	675,000	673,717
Dryden 80 CLO, Ser 2022-80A, Cl BR 0.000%, 01/17/2033 (B)	3,000,000	3,000,000
Fort Washington CLO, Ser 2021-2A, Cl B Callable 10/20/2023 @ $100 1.866%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/20/2034	800,000	797,787
KKR CLO 16, Ser 2021-16, Cl A2R2 Callable 10/20/2023 @ $100 2.004%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/20/2034	4,625,000	4,622,674
KKR CLO 27, Ser 2022-27A, Cl BR Callable 04/15/2023 @ $100 0.000%, 10/15/2032 (B)	1,675,000	1,675,000
KKR CLO 35, Ser 2021-35A, Cl B Callable 10/20/2023 @ $100 1.831%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/20/2034	2,057,142	2,055,200
OCP CLO, Ser 2021-19A, Cl BR Callable 10/20/2023 @ $100 1.954%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/20/2034	900,000	899,997
Octagon Investment Partners 44, Ser 2021-1A, Cl BR Callable 10/15/2023 @ $100 1.941%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/15/2034	1,150,000	1,149,421
Sixth Street CLO XX, Ser 2021-20A, Cl B Callable 10/20/2023 @ $100 1.782%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2034	350,000	349,818
TCW CLO, Ser 2021-1A, Cl BR Callable 02/16/2024 @ $100 1.905%, VAR ICE LIBOR USD 3 Month + 1.750%, 08/16/2034	1,200,000	1,199,996

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value

TICP CLO XII, Ser 2021-12A, Cl BR Callable 07/15/2023 @ $100 1.891%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/15/2034	$1,250,000	$1,251,685

Whitebox CLO I, Ser 2021-1A, Cl ANBR Callable 10/24/2022 @ $100 1.959%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/24/2032	5,450,000	5,447,264

Whitebox CLO III, Ser 2021-3A, Cl B Callable 10/15/2023 @ $100 1.921%, VAR ICE LIBOR USD 3 Month + 1.800%, 10/15/2034	415,000	414,786

TOTAL ASSET-BACKED SECURITIES (Cost $29,922,889)		29,893,868

EXCHANGE TRADED FUNDS — 1.0%

	Shares

iShares MSCI ACWI Fund	3,081	311,089

iShares MSCI Emerging Markets Fund	16,819	821,440

Xtrackers Harvest CSI 300 China Fund, Cl A	109,000	3,971,960

TOTAL EXCHANGE TRADED FUNDS (Cost $5,298,022)		5,104,489

SOVEREIGN DEBT — 0.2%

	Face Amount

Export-Import Bank of India 3.250%, 01/15/2030	$400,000	396,636

Perusahaan Penerbit SBSN Indonesia III 2.550%, 06/09/2031	400,000	393,220

TOTAL SOVEREIGN DEBT (Cost $812,678)		789,856

PREFERRED STOCK — 0.0%

	Shares

Germany — 0.0%

Jungheinrich **	1,568	66,989

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value
South Korea — 0.0%
Samsung Electronics **	837	$47,171

TOTAL PREFERRED STOCK (Cost $126,177)		114,160

TOTAL INVESTMENTS — 82.2% (Cost $382,227,719)		$397,940,987

Percentages are based on Net Assets of $484,038,144.

*	Non-income producing security.
**	There is currently no rate available.
‡	Real Estate Investment Trust.
(A)	Perpetual security with no stated maturity date.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2022, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	03/16/22	USD	14,252,405	AUD	19,770,000	$(271,240)
Morgan Stanley	03/16/22	USD	12,764,623	CAD	16,049,000	(139,803)
Morgan Stanley	03/16/22	USD	6,900,074	CNH	44,050,000	(6,445)
Morgan Stanley	03/16/22	USD	67,410,142	EUR	59,405,000	(607,445)
Morgan Stanley	03/16/22	USD	18,722,737	JPY	2,127,993,000	(223,535)
Morgan Stanley	03/16/22	USD	4,660,562	CAD	6,030,000	82,891
Morgan Stanley	03/16/22	USD	9,991,435	CHF	9,190,000	(62,008)
Morgan Stanley	03/16/22	USD	2,273,082	DKK	14,960,000	(12,099)
Morgan Stanley	03/16/22	USD	26,509,566	GBP	20,060,000	462,008
Morgan Stanley	03/16/22	NOK	11,880,000	USD	1,316,669	(18,042)
Morgan Stanley	03/16/22	CHF	1,810,000	USD	1,971,311	15,679
Morgan Stanley	03/16/22	EUR	13,930,000	USD	15,755,439	90,738
Morgan Stanley	03/16/22	DKK	11,530,000	USD	1,753,253	10,664
Morgan Stanley	03/16/22	GBP	900,000	USD	1,190,479	(19,612)
Morgan Stanley	03/16/22	SEK	36,652,000	USD	4,029,386	97,041

						$(601,208)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

The open futures contracts held by the Fund at January 31, 2022, are as follows:

Type of Contract	Number of Contracts	Settlement Date	Notional Amount†	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
DAX Index	33	3/21/22	$14,967,967	$14,277,064	$(459,220)
TOPIX Index	17	3/13/22	2,936,927	2,804,527	(133,544)
U.S. 5-Year Treasury Notes	95	4/3/22	11,442,882	11,324,297	(118,585)

			$29,347,775	$28,405,888	$(711,349)

Short Contracts
MSCI EAFE Index	(34)	3/21/22	$(3,855,104)	$(3,800,010)	$55,094
MSCI Emerging Markets	(180)	3/21/22	(10,992,588)	(11,023,200)	(30,612)
NASDAQ 100 Index E-MINI	(109)	3/21/22	(33,800,590)	(32,492,900)	1,307,690
S&P 500 Index E-MINI	(135)	3/21/22	(31,503,748)	(30,403,688)	1,100,060

			$(80,152,030)	$(77,719,798)	$2,432,232

			$(50,804,254)	$(49,313,910)	$1,720,883

†   The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

ACWI — All Country World Index
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CNH — Chinese Yuan (Offshore)
CLO— Collateralized Loan Obligation
DAX— German Stock Index
DKK— Danish Krone
EAFE — Europe, Australasia and Far East
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
MSCI — Morgan Stanley Capital International
NASDAQ — National Association of Securities Dealers Automated Quotations
MTN — Medium Term Note
NOK — Norwegian Krone
S&P — Standard & Poor’s
SEK — Swedish Kroner
TOPIX — Tokyo Stock Price Index
SOFR — Secured Overnight Financing Rate
USD — United States Dollar
VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

The following table summarizes the inputs used as of January 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$84,614	$—	$—	$84,614
Austria	984,495	—	—	984,495
Belgium	735,798	—	—	735,798
Brazil	957,660	—	—	957,660
Canada	875,625	—	—	875,625
Chile	87,671	—	—	87,671
China	1,205,225	—	—	1,205,225
Denmark	2,274,776	—	—	2,274,776
Finland	965,992	—	—	965,992
France	2,571,756	—	—	2,571,756
Germany	6,096,576	—	—	6,096,576
Greece	546,675	—	—	546,675
Hong Kong	4,358,663	—	—	4,358,663
India	4,255,418	—	—	4,255,418
Indonesia	803,663	—	—	803,663
Ireland	344,281	—	—	344,281
Italy	3,625,505	—	—	3,625,505
Japan	43,923,728	466,185	—	44,389,913
Mexico	504,449	—	—	504,449
Netherlands	1,664,972	—	—	1,664,972
New Zealand	414,893	—	—	414,893
Norway	1,271,751	—	—	1,271,751
Poland	1,085,025	—	—	1,085,025
Portugal	1,051,979	—	—	1,051,979
South Africa	439,417	—	—	439,417
South Korea	2,108,132	6,810	—	2,114,942
Spain	3,845,827	—	—	3,845,827
Sweden	4,219,559	—	—	4,219,559
Switzerland	3,361,938	—	—	3,361,938
Taiwan	4,544,378	—	—	4,544,378
Turkey	229,502	—	—	229,502
United Kingdom	1,632,748	—	—	1,632,748
United States	170,395,034	—	—	170,395,034

Total Common Stock	271,467,725	472,995	—	271,940,720

Corporate Obligations	—	90,097,894	—	90,097,894
Asset-Backed Securities	—	29,893,868	—	29,893,868
Exchange Traded Funds	5,104,489		—	5,104,489
Sovereign Debt	—	789,856	—	789,856
Preferred Stock	114,160	—	—	114,160

Total Investments in Securities	$276,686,374	$121,254,613	$—	$397,940,987

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
January 31, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$759,021	$—	$759,021
Unrealized Depreciation	—	(1,360,229)		(1,360,229)
Futures Contracts*
Unrealized Appreciation	2,462,844	—		2,462,844
Unrealized Depreciation	(741,961)	—		(741,961)

Total Other Financial Instruments	$1,720,883	$(601,208)	$—	$1,119,675

*Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

PBI-QH-001-1200